UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09397

The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Utilities Fund

Class AAA - GABUX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class AAA	$72	1.39%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class AAA	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	11,480	10,399	13,147	11,479
6/17	11,970	12,260	13,472	11,835
6/18	12,298	14,022	13,931	12,540
6/19	13,779	15,483	16,582	14,416
6/20	12,371	16,646	16,232	13,538
6/21	15,024	23,436	18,792	15,981
6/22	15,467	20,947	21,479	17,388
6/23	14,898	25,051	20,689	17,322
6/24	15,091	31,203	22,307	18,883
6/25	17,835	35,934	27,527	23,058

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class AAA	9.38%	18.18%	7.59%	5.96%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

Fund Statistics

  Total Net Assets$1,554,779,843
  Number of Portfolio Holdings219
  Portfolio Turnover Rate1%
  Management Fees$7,579,251

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2025

Class AAA - GABUX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABUX-25-SATSR

The Gabelli Utilities Fund

Class C - GUXPX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class C	$111	2.14%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class C	The Gabelli Utilities Fund - Class C (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000	10,000
6/16	11,392	11,292	10,399	13,147	11,479
6/17	11,806	11,589	12,260	13,472	11,835
6/18	12,018	11,681	14,022	13,931	12,540
6/19	13,380	12,889	15,483	16,582	14,416
6/20	11,918	11,366	16,646	16,232	13,538
6/21	14,355	13,576	23,436	18,792	15,981
6/22	14,666	13,735	20,947	21,479	17,388
6/23	14,021	12,999	25,051	20,689	17,322
6/24	14,095	12,938	31,203	22,307	18,883
6/25	16,523	15,037	35,934	27,527	23,058

The Class C1 Share NAVs are used to calculate performance for the periods prior to the issuance of Class C Shares on September 1, 2022.  The actual performance of Class C Shares would have been the same due to the identical fees and expenses associated with this class of shares.

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class C	8.80%	17.22%	6.75%	5.15%
The Gabelli Utilities Fund - Class C (includes sales charge)	7.80%	16.22%	6.75%	5.15%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

Fund Statistics

  Total Net Assets$1,554,779,843
  Number of Portfolio Holdings219
  Portfolio Turnover Rate1%
  Management Fees$7,579,251

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2025

Class C - GUXPX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GUXPX-25-SATSR

The Gabelli Utilities Fund

Class I - GAUIX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class I	$59	1.14%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class I	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000
6/16	11,509	10,399	13,147	11,479
6/17	12,034	12,260	13,472	11,835
6/18	12,388	14,022	13,931	12,540
6/19	13,920	15,483	16,582	14,416
6/20	12,515	16,646	16,232	13,538
6/21	15,249	23,436	18,792	15,981
6/22	15,740	20,947	21,479	17,388
6/23	15,210	25,051	20,689	17,322
6/24	15,443	31,203	22,307	18,883
6/25	18,277	35,934	27,527	23,058

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class I	9.53%	18.35%	7.87%	6.22%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

Fund Statistics

  Total Net Assets$1,554,779,843
  Number of Portfolio Holdings219
  Portfolio Turnover Rate1%
  Management Fees$7,579,251

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2025

Class I - GAUIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUIX-25-SATSR

The Gabelli Utilities Fund

Class A - GAUAX

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Gabelli Utilities Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. The Gabelli Utilities Fund seeks to provide a high level of total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its net assets in securities of domestic or foreign companies that are involved in providing products, services, or equipment for the generation or distribution of electricity, gas, and water and the provision of infrastructure operations or telecommunications services, such as telephone, telegraph, satellite, internet, etc. You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Utilities Fund - Class A	$72	1.39%

How did the Fund perform?

For the six months ended June 30, 2025, the Gabelli Utilities Fund outperformed its broad-based benchmark, the S&P 500 and a comparative benchmark, the Lipper Utility Fund Average while slightly underperforming another comparative, the S&P 500 Utilities Index. Defensive utilities led in the first quarter amid tariff and recession fears. Risk appetite rebounded in the second quarter as higher risk non-regulated power companies exceeded expectations. Our Fund surpassed the S&P 500 as utility and power stocks performed very well. However, as our Fund has less exposure to the higher risk non-regulated power companies, it did not do as well as the S&P 500 Utility Index.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Utilities Fund - Class A	The Gabelli Utilities Fund - Class A (includes sales charge)	S&P 500 Index	S&P 500 Utilities Index	Lipper Utility Fund Average
6/15	10,000	10,000	10,000	10,000	10,000
6/16	11,483	10,823	10,399	13,147	11,479
6/17	11,983	10,644	12,260	13,472	11,835
6/18	12,293	10,292	14,022	13,931	12,540
6/19	13,791	10,883	15,483	16,582	14,416
6/20	12,361	9,193	16,646	16,232	13,538
6/21	15,011	10,522	23,436	18,792	15,981
6/22	15,462	10,215	20,947	21,479	17,388
6/23	14,895	9,275	25,051	20,689	17,322
6/24	15,090	8,856	31,203	22,307	18,883
6/25	17,829	9,862	35,934	27,527	23,058

Average Annual Total Returns

	6 months	1 Year	5 Year	10 Year
The Gabelli Utilities Fund - Class A	9.24%	18.15%	7.60%	5.95%
The Gabelli Utilities Fund - Class A (includes sales charge)	2.96%	11.36%	6.33%	5.33%
S&P 500 Index	6.20%	15.16%	16.64%	13.65%
S&P 500 Utilities Index	9.41%	23.40%	11.14%	10.66%
Lipper Utility Fund Average	7.50%	22.11%	11.24%	8.71%

Fund Statistics

  Total Net Assets$1,554,779,843
  Number of Portfolio Holdings219
  Portfolio Turnover Rate1%
  Management Fees$7,579,251

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

National Fuel Gas Co.	7.9%
NextEra Energy Inc.	7.3%
American Electric Power Co. Inc.	3.6%
Evergy Inc.	3.6%
Southwest Gas Holdings Inc.	3.2%
WEC Energy Group Inc.	3.2%
Ameren Corp.	2.8%
Eversource Energy	2.6%
ONEOK Inc.	2.5%
The Southern Co.	2.3%

Portfolio Weighting (% of net assets)

Common Stocks	99.2%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

Industry Allocation (% of net assets)

Industry Weighting	.
Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Other Assets and Liabilities (Net)	0.3%

The Gabelli Utilities Fund

Semi-Annual Shareholder Report - June 30, 2025

Class A - GAUAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GAUAX-25-SATSR

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The semi-annual financial statements are attached herewith.

The Gabelli Utilities Fund

Semiannual Report — June 30, 2025

To Our Shareholders,

For the six months ended June 30, 2025, the net asset value (NAV) total return per Class AAA Share of The Gabelli Utilities Fund was 9.4% compared with a total return of 9.4% for the Standard & Poor’s (S&P) 500 Utilities Index. Other classes of shares are available.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2025.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of June 30, 2025:

The Gabelli Utilities Fund

Energy and Utilities	86.0%
Communications	8.5%
Other	4.7%
U.S. Government Obligations	0.5%
Closed-End Funds	0.0%*
Other Assets and Liabilities (Net)	0.3%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Utilities Fund

Schedule of Investments — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.2%
	ENERGY AND UTILITIES — 86.0%
	Alternative Energy — 0.8%
845,000	Algonquin Power & Utilities Corp., New York	$2,642,784	$4,841,850
13,000	Brookfield Renewable Corp.	286,724	426,140
9,700	Clearway Energy Inc., Cl. C	217,119	310,400
5,000	Eos Energy Enterprises Inc.†	9,040	25,600
1,000	First Solar Inc.†	167,503	165,540
10,000	Fluence Energy Inc.†	128,565	67,100
11,800	Landis+Gyr Group AG	718,589	826,870
65,000	Ormat Technologies Inc.	1,618,123	5,444,400
65,500	XPLR Infrastructure LP	540,723	537,100
		6,329,170	12,645,000
	Diversified Industrial — 1.1%
56,100	AZZ Inc.	2,045,066	5,300,328
5,400	Graham Corp.†	46,618	267,354
40,580	ITT Inc.	723,756	6,364,162
202,200	Mueller Water Products Inc., Cl. A	723,085	4,860,888
29,500	Park-Ohio Holdings Corp.	552,128	526,870
		4,090,653	17,319,602
	Electric Integrated — 49.7%
7,500	ALLETE Inc.	246,188	480,525
172,550	Alliant Energy Corp.	3,076,830	10,434,098
453,900	Ameren Corp.	12,875,518	43,592,556
543,000	American Electric Power Co. Inc.	20,387,196	56,341,680
291,000	Avista Corp.	7,683,331	11,043,450
421,000	Black Hills Corp.	10,585,446	23,618,100
59,373	CMS Energy Corp.	208,491	4,113,361
369,200	Dominion Energy Inc.	19,180,656	20,867,184
17,200	DTE Energy Co.	1,353,432	2,278,312
242,600	Duke Energy Corp.	12,343,233	28,626,800
227,000	Edison International	7,578,794	11,713,200
19,000	Entergy Corp.	916,085	1,579,280
815,307	Evergy Inc.	18,873,851	56,199,112
628,750	Eversource Energy	14,098,101	40,001,075
314,250	Exelon Corp.	6,959,443	13,644,735
300,291	FirstEnergy Corp.	6,435,877	12,089,716
151,300	Fortis Inc.	4,652,732	7,224,179
258,500	Hawaiian Electric Industries Inc.†	4,558,602	2,747,855
43,200	IDACORP Inc.	1,910,994	4,987,440
186,200	MGE Energy Inc.	4,062,622	16,467,528
1,631,300	NextEra Energy Inc.	21,401,030	113,244,846
260,000	NiSource Inc.	2,319,251	10,488,400
424,000	Northwestern Energy Group Inc.	11,431,186	21,751,200
Shares		Cost	Market Value
779,500	OGE Energy Corp.	$12,987,196	$34,594,210
394,000	Otter Tail Corp.	8,424,580	30,373,460
258,500	PG&E Corp.	2,480,297	3,603,490
302,400	Pinnacle West Capital Corp.	12,285,240	27,055,728
131,050	Portland General Electric Co.	5,713,610	5,324,562
538,000	PPL Corp.	16,474,641	18,232,820
176,750	Public Service Enterprise Group Inc.	5,043,508	14,878,815
8,000	RWE AG	281,707	333,878
383,650	The Southern Co.	13,578,973	35,230,579
215,223	TXNM Energy Inc.	1,861,980	12,121,359
49,000	Unitil Corp.	1,388,045	2,555,350
473,600	WEC Energy Group Inc.	10,935,003	49,349,120
383,516	Xcel Energy Inc.	11,057,047	26,117,440
		295,650,716	773,305,443
	Electric Transmission and Distribution — 1.5%
28,800	Consolidated Edison Inc.	1,133,673	2,890,080
59,867	Constellation Energy Corp.	1,506,296	19,322,673
14,000	Sempra	1,158,151	1,060,780
1,500	The Timken Co.	98,805	108,825
		3,896,925	23,382,358
	Environmental Services — 0.2%
500	Badger Meter Inc.	58,923	122,475
2,000	Tetra Tech Inc.	32,370	71,920
75,000	Veolia Environnement SA	1,094,275	2,672,474
2,000	Waste Connections Inc.	265,977	373,440
		1,451,545	3,240,309
	Global Utilities — 3.2%
36,000	Chubu Electric Power Co. Inc.	550,541	445,235
20,000	E.ON SE	253,426	368,109
5,000	EDP SA, ADR	134,159	217,235
204,500	Emera Inc.	5,394,230	9,367,880
34,500	Enagas SA	901,749	580,735
100,000	Endesa SA	2,186,478	3,167,508
290,000	Enel SpA	1,536,386	2,751,974
75,000	Equinor ASA	1,693,070	1,898,178
550,000	Hera SpA	1,195,166	2,657,573
18,000	Hokkaido Electric Power Co. Inc.	148,040	93,884
6,520,000	Huaneng Power International Inc., Cl. H	4,040,777	4,202,727
215,000	Iberdrola SA	1,454,807	4,125,593
31,250	Italgas SpA	186,726	265,039
188,000	Korea Electric Power Corp., ADR	2,056,848	2,677,120
50,000	Kyushu Electric Power Co. Inc.	535,840	447,033
183,124	National Grid plc	2,026,741	2,668,241

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Global Utilities (Continued)
32,200	National Grid plc, ADR	$1,794,465	$2,396,002
315,200	Redeia Corp. SA	3,587,309	6,738,911
29,000	Shikoku Electric Power Co. Inc.	398,791	243,169
2,000	Snam SpA	8,967	12,114
10,000	The Chugoku Electric Power Co. Inc.	149,385	49,512
300,000	The Kansai Electric Power Co. Inc.	3,995,759	3,560,293
92,000	Tohoku Electric Power Co. Inc.	1,063,650	671,129
50,000	Tokyo Electric Power Co. Holdings Inc.†	133,511	166,696
		35,426,821	49,771,890
	Merchant Energy — 2.0%
2,990,000	The AES Corp.	30,753,990	31,454,800

	Natural Gas Integrated — 12.6%
469,700	Energy Transfer LP	0	8,515,661
52,000	Hess Corp.	2,580,475	7,204,080
141,400	Kinder Morgan Inc.	1,892,097	4,157,160
1,456,000	National Fuel Gas Co.	65,312,351	123,337,760
471,000	ONEOK Inc.	123,721	38,447,730
367,000	UGI Corp.	7,692,100	13,366,140
		77,600,744	195,028,531
	Natural Gas Utilities — 7.0%
66,000	Atmos Energy Corp.	1,773,004	10,171,260
114,000	CenterPoint Energy Inc.	2,412,570	4,188,360
5,700	Cheniere Energy Inc.	879,203	1,388,064
30,000	Chesapeake Utilities Corp.	526,075	3,606,600
100,000	Gulf Coast Ultra Deep Royalty Trust†	8,000	3,100
14,000	New Jersey Resources Corp.	328,068	627,480
424,000	Northwest Natural Holding Co.	18,858,065	16,841,280
148,000	ONE Gas Inc.	1,495,026	10,635,280
115,000	RGC Resources Inc.	1,731,796	2,573,700
673,500	Southwest Gas Holdings Inc.	19,318,970	50,101,665
106,500	Spire Inc.	3,350,633	7,773,435
30,000	Venture Global Inc., Cl. A	697,709	467,400
		51,379,119	108,377,624
	Natural Resources — 2.2%
18,000	Alliance Resource Partners LP	0	470,520
263,750	Cameco Corp.	2,712,106	19,578,162
Shares		Cost	Market Value
1,500	ChampionX Corp.	$37,380	$37,260
33,000	CNX Resources Corp.†	277,403	1,111,440
3,200	Diamondback Energy Inc.	58,071	439,680
3,500	EOG Resources Inc.	247,759	418,635
152,000	Mueller Industries Inc.	1,326,482	12,079,440
750	Occidental Petroleum Corp.	42,538	31,508
1,000	Tejon Ranch Co.†	16,528	16,960
		4,718,267	34,183,605
	Oil — 0.3%
33,800	APA Corp.	951,057	618,202
16,000	BP plc, ADR	516,077	478,880
37,000	Devon Energy Corp.	337,599	1,176,970
91,000	Innovex International Inc.†	1,822,924	1,421,420
40,000	PrairieSky Royalty Ltd.	674,680	693,813
5,000	Secure Waste Infrastructure Corp.	42,902	57,169
		4,345,239	4,446,454
	Services — 1.8%
552,500	Enbridge Inc.	12,051,876	25,039,300
18,000	Halliburton Co.	304,468	366,840
93,000	MDU Resources Group Inc.	915,358	1,550,310
6,970	Oceaneering International Inc.†	150,210	144,418
17,500	RPC Inc.	156,363	82,775
21,500	Schlumberger NV	773,023	726,700
		14,351,298	27,910,343
	Water — 3.6%
8,500	American States Water Co.	150,359	651,610
96,300	American Water Works Co. Inc.	2,071,086	13,396,293
5,000	California Water Service Group	90,622	227,400
7,997	Consolidated Water Co. Ltd.	76,335	240,070
437,250	Essential Utilities Inc.	7,081,552	16,239,465
85,755	H2O America	1,946,848	4,456,687
7,650	Middlesex Water Co.	126,425	414,477
406,000	Severn Trent plc	10,094,153	15,236,470
86,043	The York Water Co.	1,189,709	2,718,959
54,000	United Utilities Group plc, ADR	1,456,223	1,701,000
		24,283,312	55,282,431
	TOTAL ENERGY AND UTILITIES	554,277,799	1,336,348,390

	COMMUNICATIONS — 8.5%
	Business Services — 0.0%
490,000	Clear Channel Outdoor Holdings Inc.†	498,714	573,300

	Cable and Satellite — 1.5%
3,000	Altice USA Inc., Cl. A†	7,831	6,420

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
12,700	Charter Communications Inc., Cl. A†	$695,827	$5,191,887
27,500	Cogeco Communications Inc.	823,192	1,434,827
75,000	Cogeco Inc.	1,876,853	3,702,772
6,500	Comcast Corp., Cl. A	65,095	231,985
25,000	EchoStar Corp., Cl. A†	334,832	692,500
200	Liberty Broadband Corp., Cl. A†	19,554	19,564
6,600	Liberty Broadband Corp., Cl. C†	641,835	649,308
260,000	Liberty Global Ltd., Cl. A†	1,881,864	2,602,600
242,000	Liberty Global Ltd., Cl. C†	1,659,807	2,495,020
210,000	Liberty Latin America Ltd., Cl. A†	1,952,262	1,281,000
63,000	Liberty Latin America Ltd., Cl. C†	586,131	391,860
92,000	Rogers Communications Inc., Cl. B	2,488,522	2,728,720
38,000	TBS Holdings Inc.	500,062	1,335,231
		13,533,667	22,763,694
	Telecommunications — 6.2%
41,500	America Movil SAB de CV, ADR	514,706	744,510
476,000	BCE Inc.	12,667,369	10,552,920
455,000	Deutsche Telekom AG, ADR	5,502,453	16,648,450
250,000	Eurotelesites AG†	1,148,400	1,495,997
10,000	GCI Liberty Inc., Escrow†(a)	0	0
1,448,000	Koninklijke KPN NV	4,219,107	7,054,658
12,975,000	NTT Inc.	6,373,570	13,875,560
17,000	Orange Belgium SA†	335,717	337,424
270,000	Orascom Investment Holding, GDR†(a)	225,976	3,780
225,000	Pharol SGPS SA†	147,182	16,167
20,000	PLDT Inc., ADR	703,168	435,200
60,000	Proximus SA	859,991	583,792
1,400,000	Singapore Telecommunications Ltd.	3,438,000	4,206,056
98,000	Sunrise Communications AG, Cl. A	2,994,964	5,523,423
99,200	Swisscom AG, ADR	3,544,962	7,017,408
20,000	Tele2 AB, Cl. B	239,402	292,255
125,000	Telefonica Brasil SA, ADR	1,744,220	1,425,000
215,000	Telefonica SA, ADR	1,478,789	1,124,450
980,000	Telekom Austria AG	7,477,522	11,139,873
292,400	Telephone and Data Systems Inc.	6,191,183	10,403,592
100,000	Telesat Corp.†	1,232,994	2,444,000
Shares		Cost	Market Value
10,000	TELUS Corp.	$190,793	$160,602
34,000	TIM SA, ADR	527,009	683,740
18,100	VEON Ltd., ADR†	329,462	833,867
		62,086,939	97,002,724
	Wireless Communications — 0.8%
22,000	Anterix Inc.†	729,197	564,300
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	19	26
37,500	Millicom International Cellular SA	917,144	1,405,125
70,000	Operadora De Sites Mexicanos SAB de CV	77,999	63,567
68,000	SK Telecom Co. Ltd., ADR	1,866,734	1,587,800
400	SmarTone Telecommunications Holdings Ltd.	207	225
267,500	Turkcell Iletisim Hizmetleri A/S, ADR	2,049,570	1,618,375
94,500	United States Cellular Corp.†	3,282,917	6,045,165
74,500	Vodafone Group plc, ADR	913,386	794,170
		9,837,173	12,078,753
	TOTAL COMMUNICATIONS	85,956,493	132,418,471

	OTHER — 4.7%
	Aerospace — 0.7%
15,000	Allient Inc.	355,547	544,650
800,000	Rolls-Royce Holdings plc	1,302,176	10,625,409
		1,657,723	11,170,059
	Building and Construction — 0.4%
10,000	Acciona SA	873,904	1,799,908
2,200	Arcosa Inc.	97,046	190,762
23,250	Everus Construction Group Inc.†	778,811	1,477,072
21,000	Johnson Controls International plc	500,017	2,218,020
7,600	Knife River Corp.†	200,858	620,464
		2,450,636	6,306,226
	Consumer Products — 0.0%
8,000	Essity AB, Cl. A	103,353	222,812

	Diversified Industrial — 0.2%
210	Alstom SA†	2,930	4,898
50,000	Bouygues SA	1,651,608	2,261,664
7,500	L.B. Foster Co., Cl. A†	108,295	164,025
4,500	Matthews International Corp., Cl. A	114,931	107,595
111,000	Twin Disc Inc.	1,246,964	980,130
		3,124,728	3,518,312

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — June 30, 2025 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Electronics — 0.7%
2,000	Keysight Technologies Inc.†	$171,600	$327,720
1,130	Resideo Technologies Inc.†	19,767	24,928
300	Roper Technologies Inc.	75,135	170,052
405,000	Sony Group Corp., ADR	1,314,388	10,542,150
200	WESCO International Inc.	35,148	37,040
		1,616,038	11,101,890
	Entertainment — 0.0%
44,000	Grupo Televisa SAB, ADR	170,622	96,360
30,000	Ollamani SAB†	96,984	79,938
		267,606	176,298
	Financial Services — 0.1%
45,000	Kinnevik AB, Cl. A	630,440	449,957
1,500,000	Orascom Financial Holding SAE†	226,100	17,692
		856,540	467,649
	Health Care — 0.0%
12,000	Tsumura & Co.	261,956	289,656

	Machinery — 1.1%
57,200	Astec Industries Inc.	1,815,986	2,384,668
81,300	Flowserve Corp.	2,471,066	4,256,055
40,700	The Gorman-Rupp Co.	926,173	1,494,504
500	Valmont Industries Inc.	105,007	163,285
69,100	Xylem Inc.	1,645,465	8,938,776
		6,963,697	17,237,288
	Metals and Mining — 0.4%
54,000	Freeport-McMoRan Inc.	517,717	2,340,900
12,700	Vulcan Materials Co.	530,166	3,312,414
		1,047,883	5,653,314
	Specialty Chemicals — 0.0%
1,500	Air Products and Chemicals Inc.	398,871	423,090

	Transportation — 1.1%
109,000	GATX Corp.	2,804,537	16,738,040

	TOTAL OTHER	21,553,568	73,304,634

	TOTAL COMMON STOCKS	661,787,860	1,542,071,495

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	0	54,000
Shares		Cost	Market Value
	RIGHTS — 0.0%
	OTHER — 0.0%
	Health Care — 0.0%
21,000	ABIOMED Inc., CVR†	$0	$33,600

	WARRANTS — 0.0%
	OTHER — 0.0%
	Diversified Industrial — 0.0%
428,750	SDCL EDGE Acquisition Corp., expire 12/31/28†	154,487	12,863

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$8,634,000	U.S. Treasury Bills, 4.229% to 4.285%††, 08/21/25 to 09/25/25	8,563,435	8,562,785

	TOTAL INVESTMENTS — 99.7%	$670,505,782	1,550,734,743

	Other Assets and Liabilities (Net) — 0.3%		4,045,100

	NET ASSETS — 100.0%		$1,554,779,843

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets:
Investments, at value (cost $670,505,782)	$1,550,734,743
Foreign currency, at value (cost $3,652)	3,674
Receivable for Fund shares sold	5,394,487
Receivable for investments sold	672,945
Dividends and interest receivable	3,377,354
Prepaid expenses	26,613
Total Assets	1,560,209,816
Liabilities:
Payable to bank	15,510
Payable for investments purchased	56,934
Payable for Fund shares redeemed	3,347,675
Payable for investment advisory fees	1,272,229
Payable for distribution fees	316,455
Payable for accounting fees	7,500
Other accrued expenses	413,670
Total Liabilities	5,429,973
Net Assets
(applicable to 296,013,001 shares outstanding)	$1,554,779,843

Net Assets Consist of:
Paid-in capital	$773,753,269
Total distributable earnings	781,026,574
Net Assets	$1,554,779,843

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($221,847,899 ÷ 44,862,628 shares outstanding)	$4.95
Class A:
Net Asset Value and redemption price per share ($849,360,989 ÷ 165,336,636 shares outstanding)	$5.14
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$5.45
Class C:
Net Asset Value and offering price per share ($117,675,404 ÷ 21,364,689 shares outstanding)	$5.51	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($365,895,551 ÷ 64,449,048 shares outstanding)	$5.68

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $567,980)	$24,462,953
Interest	101,132
Total Investment Income	24,564,085
Expenses:
Investment advisory fees	7,579,251
Distribution fees - Class AAA	274,561
Distribution fees - Class A	1,037,137
Distribution fees - Class C	592,718
Shareholder services fees	577,418
Shareholder communications expenses	190,232
Custodian fees	71,513
Legal and audit fees	46,800
Registration expenses	41,341
Trustees’ fees	41,000
Accounting fees	22,500
Interest expense	124
Miscellaneous expenses	67,672
Total Expenses	10,542,267
Less:
Expenses paid indirectly by broker (See Note 6)	(12,399)
Net Expenses	10,529,868
Net Investment Income	14,034,217

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	31,007,804
Net realized loss on foreign currency transactions	(9,396)
Net realized gain on investments and foreign currency transactions	30,998,408
Net change in unrealized appreciation/depreciation:
on investments	89,658,855
on foreign currency translations	82,880
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	89,741,735
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	120,740,143
Net Increase in Net Assets Resulting from Operations	$134,774,360

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations:
Net investment income	$14,034,217	$31,204,762
Net realized gain on investments and foreign currency transactions	30,998,408	91,698,548
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	89,741,735	59,432,010
Net Increase in Net Assets Resulting from Operations	134,774,360	182,335,320

Distributions to Shareholders:
Accumulated earnings
Class AAA	(19,451,342)	(18,706,035)
Class A	(70,790,054)	(66,527,169)
Class C	(9,418,646)	(7,703,800)
Class C1*	—	(6,018,767)
Class I	(27,044,311)	(24,310,742)
	(126,704,353)	(123,266,513)
Return of capital
Class AAA	—	(25,496,833)
Class A	—	(92,821,257)
Class C	—	(13,335,063)
Class C1*	—	(4,789,134)
Class I	—	(34,536,857)
	—	(170,979,144)
Total Distributions to Shareholders	(126,704,353)	(294,245,657)

Shares of Beneficial Interest Transactions:
Class AAA	6,042,698	4,057,978
Class A	36,556,642	49,836,262
Class C	(1,956,954)	107,810,272
Class C1*	—	(155,293,882)
Class I	29,654,715	38,728,205
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	70,297,101	45,138,835

Redemption Fees	1,332	778

Net Increase/(Decrease) in Net Assets	78,368,440	(66,770,724)

Net Assets:
Beginning of year	1,476,411,403	1,543,182,127
End of period	$1,554,779,843	$1,476,411,403

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$4.94	$0.05	$0.40	$0.45	$(0.44)	$—	$—	$(0.44)	$0.00	$4.95	9.38%	$221,848	1.85	%(e)	1.39	%(e)	1%
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09		1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(f)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63		1.37	(f)	2
Class A
2025(d)	$5.12	$0.05	$0.41	$0.46	$(0.44)	$—	$—	$(0.44)	$0.00	$5.14	9.24%	$849,361	1.85	%(e)	1.39	%(e)	1%
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08		1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(f)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64		1.37	(f)	2
Class C
2025(d)	$5.48	$0.03	$0.44	$0.47	$(0.44)	$—	$—	$(0.44)	$0.00	$5.51	8.80%	$117,675	1.09	%(e)	2.14	%(e)	1%
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41		2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(f)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86		2.12	(f)	2
Class I
2025(d)	$5.60	$0.06	$0.46	$0.52	$(0.44)	$—	$—	$(0.44)	$0.00	$5.68	9.53%	$365,896	2.11	%(e)	1.14	%(e)	1%
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27		1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(f)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88		1.12	(f)	2

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Utilities Fund (the Fund) was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on August 31, 1999.

The Fund’s primary objective is to provide a high level of total return through a combination of capital appreciation and current income. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund’s NAV and a magnified effect in its total return.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Communications
Telecommunications	$96,998,944	—	$3,780	$97,002,724
Other Industries (b)	35,415,747	—	—	35,415,747
Energy and Utilities (b)	1,336,348,390	—	—	1,336,348,390
Other (b)	73,304,634	—	—	73,304,634
Total Common Stocks	1,542,067,715	—	3,780	1,542,071,495
Closed-End Funds	—	$54,000	—	54,000
Rights (b)	—	33,600	—	33,600
Warrants (b)	—	12,863	—	12,863
U.S. Government Obligations	—	8,562,785	—	8,562,785
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,542,067,715	$8,663,248	$3,780	$1,550,734,743

(a)	The inputs for these securities are not readily available and are derived based on the judgment of the Adviser according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

At June 30, 2025, the total value of Level 3 investments for the Fund was less than 1% of total net assets.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At June 30, 2025, the Fund did not hold any restricted securities.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the six months ended June 30, 2025, the Fund did not invest in Acquired Funds.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of the Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the fiscal year ended December 31, 2024 was as follows:

Distributions paid from:
Ordinary income	$32,499,333
Long term capital gains	90,767,180
Return of capital	170,979,144
Total distributions paid	$294,245,657

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board continues to evaluate the distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$677,880,788	$893,919,454	$(21,065,499)	$872,853,955

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2025, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2025, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2025, other than short term securities and U.S. Government obligations, aggregated $5,040,719 and $63,244,776, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2025, the Fund paid $11,322 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $292,095 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the six months ended June 30, 2025, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $12,399.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2025, the Fund accrued $22,500 in connection with the cost of computing the Fund’s NAV.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At June 30, 2025, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit for 22 days of borrowings during the six months ended June 30, 2025 was $5,289,227 with a weighted average interest rate of 5.59%. The maximum amount borrowed at any time during the six months ended June 30, 2025 was $10,188,000.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Effective August 31, 2022 (the Effective Date), the Fund’s Class C1 shares were “closed to purchases from new investors.” “Closed to purchases from new investors” means neither new investors nor existing shareholders may purchase any additional shares of

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

such class after the Effective Date. These changes had no effect on existing shareholders’ ability to redeem shares of the Fund. On March 25, 2024 shareholders owning Class C1 shares had their Class C1 shares converted to Class C shares of the Fund equal to the aggregate value of each shareholder’s Class C1 shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2025 and the fiscal year ended December 31, 2024, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2025 (Unaudited)		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,731,624	$18,662,733	7,315,115	$38,897,746
Shares issued upon reinvestment of distributions	3,681,518	18,341,372	7,966,616	41,386,845
Shares redeemed	(6,215,482)	(30,961,407)	(14,601,431)	(76,226,613)
Net increase	1,197,660	$6,042,698	680,300	$4,057,978
Class A
Shares sold	11,932,011	$61,915,387	23,200,577	$127,601,444
Shares issued upon reinvestment of distributions	12,912,798	66,748,246	27,858,458	149,570,747
Shares redeemed	(17,769,590)	(92,106,991)	(41,850,692)	(227,335,929)
Net increase	7,075,219	$36,556,642	9,208,343	$49,836,262
Class C
Shares sold	1,423,764	$7,924,486	2,609,722	$15,468,628
Shares issued upon reinvestment of distributions	1,653,895	9,162,814	3,538,627	20,377,508
Shares redeemed	(3,420,978)	(19,044,254)	(10,474,979)	(61,345,361)
Shares issued from conversion	–	–	23,208,857	133,309,497
Net increase/(decrease)	(343,319)	$(1,956,954)	18,882,227	$107,810,272
Class C1*
Shares sold	–	–	31,761	$61,063
Shares issued upon reinvestment of distributions	–	–	5,523,413	10,465,091
Shares redeemed	–	–	(16,938,118)	(32,510,539)
Shares converted and exchanged	–	–	(69,306,822)	(133,309,497)
Net decrease	–	–	(80,689,766)	$(155,293,882)
Class I
Shares sold	9,183,237	$52,434,172	17,296,314	$102,781,929
Shares issued upon reinvestment of distributions	4,456,375	25,354,772	9,510,910	55,612,871
Shares redeemed	(8,414,477)	(48,134,229)	(20,287,187)	(119,666,595)
Net increase	5,225,135	$29,654,715	6,520,037	$38,728,205

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.

The Gabelli Utilities Fund

Notes to Financial Statements (Unaudited) (Continued)

ReFlow Services, LLC. The Fund may participate in the ReFlow Services, LLC liquidity program (ReFlow), which is designed to provide an alternative liquidity source for funds experiencing redemptions. To pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a fund. ReFlow generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, at other times at ReFlow’s discretion, or at the direction of the participating fund. In return for this service, a participating fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. This fee, if any, is shown in the Statement of Operations.

During the six months ended June 30, 2025 the Fund did not utilize ReFlow.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

TRUSTEES
Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Vincent D. Enright
Former Senior Vice President
and Chief Financial Officer,
KeySpan Corp.

Mary E. Hauck
Former Senior
Portfolio Manager,
Gabelli-O'Connor Fixed
Income Mutual Fund
Management Co.

Werner J. Roeder
Former Medical Director,
Lawrence Hospital

OFFICERS
John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR
G.distributors, LLC

CUSTODIAN
State Street Bank and Trust
Company

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT
SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher &
Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q225SAR

GABELLI
FUNDS

THE GABELLI UTILITIES FUND

Semiannual Report
June 30, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Utilities Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income		Operating Expenses(c)		Portfolio Turnover Rate
Class AAA
2025(d)	$4.94	$0.05	$0.40	$0.45	$(0.44)	$—	$—	$(0.44)	$0.00	$4.95	9.38%	$221,848	1.85	%(e)	1.39	%(e)	1%
2024	5.33	0.11	0.54	0.65	(0.12)	(0.32)	(0.60)	(1.04)	0.00	4.94	13.00	215,757	2.09		1.32		1
2023	6.66	0.12	(0.55)	(0.43)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.33	(6.53)	229,072	1.94		1.43		1
2022	7.98	0.11	(0.53)	(0.42)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.66	(5.41)	278,910	1.47		1.39		2
2021	7.60	0.14	1.12	1.26	(0.12)	(0.05)	(0.71)	(0.88)	0.00	7.98	17.49	304,540	1.76		1.36	(f)	3
2020	8.84	0.12	(0.48)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.60	(3.43)	270,921	1.63		1.37	(f)	2
Class A
2025(d)	$5.12	$0.05	$0.41	$0.46	$(0.44)	$—	$—	$(0.44)	$0.00	$5.14	9.24%	$849,361	1.85	%(e)	1.39	%(e)	1%
2024	5.49	0.11	0.57	0.68	(0.12)	(0.32)	(0.61)	(1.05)	0.00	5.12	13.17	809,839	2.08		1.32		1
2023	6.84	0.12	(0.57)	(0.45)	(0.11)	(0.17)	(0.62)	(0.90)	0.00	5.49	(6.62)	818,667	1.94		1.43		1
2022	8.17	0.11	(0.54)	(0.43)	(0.08)	(0.11)	(0.71)	(0.90)	0.00	6.84	(5.35)	1,007,287	1.47		1.39		2
2021	7.77	0.14	1.14	1.28	(0.12)	(0.05)	(0.71)	(0.88)	0.00	8.17	17.35	1,079,497	1.76		1.36	(f)	3
2020	9.01	0.13	(0.49)	(0.36)	(0.12)	(0.09)	(0.67)	(0.88)	0.00	7.77	(3.36)	927,341	1.64		1.37	(f)	2
Class C
2025(d)	$5.48	$0.03	$0.44	$0.47	$(0.44)	$—	$—	$(0.44)	$0.00	$5.51	8.80%	$117,675	1.09	%(e)	2.14	%(e)	1%
2024	5.87	0.12	0.56	0.68	(0.08)	(0.32)	(0.67)	(1.07)	0.00	5.48	12.21	118,875	1.41		2.07		1
2023	7.30	0.09	(0.61)	(0.52)	(0.06)	(0.18)	(0.67)	(0.91)	0.00	5.87	(7.23)	16,579	1.34		2.19		1
2022	7.90	0.02	(0.32)	(0.30)	(0.05)	(0.08)	(0.17)	(0.30)	0.00	7.30	(6.08)	6,215	0.97	(e)	2.21	(e)	2
Class C1
2023*	$3.16	$0.03	$(0.25)	$(0.22)	$(0.10)	$(0.15)	$(0.63)	$(0.88)	$0.00	$2.06	(7.23)%	$166,280	1.15%		2.18%		1%
2022	4.29	0.03	(0.28)	(0.25)	(0.10)	(0.09)	(0.69)	(0.88)	0.00	3.16	(6.08)	291,447	0.71		2.14		2
2021	4.50	0.04	0.63	0.67	(0.10)	(0.05)	(0.73)	(0.88)	0.00	4.29	16.32	403,372	1.00		2.11	(f)	3
2020	5.66	0.04	0.32	0.28	(0.09)	(0.09)	(0.70)	(0.88)	0.00	4.50	(3.98)	438,782	0.86		2.12	(f)	2
Class I
2025(d)	$5.60	$0.06	$0.46	$0.52	$(0.44)	$—	$—	$(0.44)	$0.00	$5.68	9.53%	$365,896	2.11	%(e)	1.14	%(e)	1%
2024	5.93	0.14	0.60	0.74	(0.13)	(0.32)	(0.62)	(1.07)	0.00	5.60	13.25	331,940	2.27		1.07		1
2023	7.30	0.14	(0.60)	(0.46)	(0.12)	(0.18)	(0.61)	(0.91)	0.00	5.93	(6.36)	312,584	2.20		1.18		1
2022	8.64	0.14	(0.57)	(0.43)	(0.09)	(0.12)	(0.70)	(0.91)	0.00	7.30	(5.10)	362,923	1.73		1.14		2
2021	8.15	0.17	1.20	1.37	(0.14)	(0.05)	(0.69)	(0.88)	0.00	8.64	17.66	365,294	2.01		1.11	(f)	3
2020	9.38	0.15	(0.50)	(0.35)	(0.14)	(0.09)	(0.65)	(0.88)	0.00	8.15	(3.11)	297,330	1.88		1.12	(f)	2

*	On March 25, 2024, Class C1 shares converted into Class C shares. See Note 8.
†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect the applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all years presented, there was minimal impact on the expense ratios.
(d)	For the six months ended June 30, 2025, unaudited.
(e)	Annualized.
(f)	Ratio of operating expenses includes advisory fee reduction on unsupervised assets. For the years ended December 31, 2021 and 2020, there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

Vincent D. Enright	$14,500
Mary E. Hauck	$13,000
Werner J. Roeder	$13,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 12, 2025, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2024) of the Fund against a peer group of six other comparable funds prepared by the Adviser (the “Adviser Peer Group”) and against a peer group prepared by Broadridge (the “Broadridge Performance Peer Group”) consisting of all retail and institutional utility funds, regardless of asset size or primary channel of distribution. The Independent Board Members noted that the Fund’s performance was in the third quartile for the one-year period and the fourth quartile for the three-, five-, and ten-year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the fourth quintile for the one-year period, and the fifth quintile for the three-, five-, and ten-year periods. The Independent Board Members discussed this performance noting that based on some metrics relative performance had improved in recent periods relative to the Fund’s longer term performance. The Independent Board Members also considered the portfolio commentary and outlook provided by the Adviser at the Meeting, including its anticipated outlook for the utilities industry.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the six other utility funds in the Adviser Peer Group, and a peer group selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average within the peer groups. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by affiliates of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an adequate overall performance record. The Independent Board Members also concluded that the Fund’s expense ratios and profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was appropriate in light of the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 4, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 4, 2025

*	Print the name and title of each signing officer under his or her signature.